INCOME TAXES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forwards	$ 746,028	$ 326,330
Depreciation	(41)	0
Valuation allowance	(745,987)	(326,330)
Net Deferred Tax Asset	$ 0	$ 0